Subsequent Events (Details)	1 Months Ended
Mar. 24, 2021
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Description of merger agreement	Under the terms of the Agreement, Cellect shareholders will retain approximately 25% of the combined shares before Altium Capital investment (described below) while the shareholders of Quoin will receive shares of Cellect common stock representing approximately 75% of the pre-investment number of shares. In connection with the merger, Quoin has secured $25 million in committed equity funding from Altium Capital, a highly regarded institutional healthcare investor.